Prepayments and other current assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended								4 Months Ended	12 Months Ended				17 Months Ended
	Dec. 05, 2019	Feb. 28, 2021 USD ($) shares	Sep. 30, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jan. 31, 2020 CNY (¥)	Sep. 30, 2019	May 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Feb. 28, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Oct. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	May 31, 2019 CNY (¥)
Prepayments And Other Current Assets [Line Items]
Stock repurchased during period, value												¥ 31,386
Repayments of debt											$ 11,295	74,000	¥ 43,533	¥ 65,798
Financing receivable, after allowance for credit loss, current												3,957	35,082
Long-term Debt												153,641
Proceeds from collection of loans receivable										¥ 600	$ 6,836	44,790	12,013	¥ 2,500
Interest Free Loan Agreement [Member]
Prepayments And Other Current Assets [Line Items]
Debt instrument, term	600 days				3 months			730 days
Debt instrument, face amount					$ 4,850			$ 1,400	¥ 20,000	1,000						¥ 33,000	¥ 9,800
Loans receivable discounted present value													200
Stock repurchased during period, shares | shares		521,924
Stock repurchased during period, value | $		$ 4,850
Long-term Debt												¥ 600	11,400
Four Month Agreement [Member]
Prepayments And Other Current Assets [Line Items]
Debt instrument, term						4 months	8 months	4 months
Debt instrument, face amount						¥ 1,000		$ 1,500									¥ 10,800
Debt instrument, interest rate, stated percentage						6.00%		5.00%									5.00%
Two Year Loan Agreement One [Member]
Prepayments And Other Current Assets [Line Items]
Debt instrument, term									2 years
Debt instrument, face amount									¥ 1,460
Debt instrument, interest rate, stated percentage									6.00%
Repayments of debt									¥ 700						¥ 800
Financing receivable, after allowance for credit loss, current													¥ 800
Two Year Loan Agreement Two [Member]
Prepayments And Other Current Assets [Line Items]
Debt instrument, term									2 years
Debt instrument, face amount									¥ 1,500
Debt instrument, interest rate, stated percentage									6.00%
One Year Loan Agreement [Member]
Prepayments And Other Current Assets [Line Items]
Debt instrument, term				1 year
Debt instrument, face amount				¥ 650
Debt instrument, interest rate, stated percentage				4.00%
Six One Year Loan Agreements [Member]
Prepayments And Other Current Assets [Line Items]
Debt instrument, face amount										2,600
Six One Year Loan Agreements [Member] | Three Percent Interest Loan [Member]
Prepayments And Other Current Assets [Line Items]
Debt instrument, face amount										¥ 1,600
Debt instrument, interest rate, stated percentage										3.00%
One Year Interest Free Loan Agreement [Member]
Prepayments And Other Current Assets [Line Items]
Debt instrument, term			1 year
Debt instrument, face amount			¥ 120